Segmental Information - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
System Fund	$ 765	$ 1,373	$ 1,233
Revenue	2,394	4,627	4,337
Non-current assets	2,259	2,663
Before system funds [member]
Disclosure of geographical areas [line items]
Revenue	1,629	3,254	3,104
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue	77	265	151
Non-current assets	72	184
United States [member]
Disclosure of geographical areas [line items]
Revenue	1,067	1,957	1,950
Non-current assets	1,487	1,632
Rest of world [member]
Disclosure of geographical areas [line items]
Revenue	485	1,032	$ 1,003
Non-current assets	$ 700	$ 847